Other Payables (Tables)	12 Months Ended
Dec. 31, 2018
Other Payables [Abstract]
Schedule of other payables
			Convenience
			Translation (Note 2c)
	December 31,		December 31,
	2017	2018	2018
	N I S		U.S. dollars

Employees and payroll accruals	624	924	247
Accrued expenses	36	152	40

	660	1,076	287